SEWARD & KISSEL LLP
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                           Telephone: (202) 737-8833
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                                 www.sewkis.com

                                                                June 23, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:     AB Bond Fund, Inc.
                  - AB All Market Real Return Portfolio
                 File Nos. 2-48227 and 811-02383
                 ----------------------------------------


Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 150 under the Securities Act of 1933 and Amendment No. 128 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Bond Fund, Inc. - AB All Market Real Return Portfolio (the "Fund"). We are making this filing to revise the Fund's investment strategies so that the disclosure reflects the changes to the Fund's investment strategies recently approved by the Fund's Board of Directors.

      Disclosure other than that described above contained in the Fund's prospectuses and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 150.

             Please call me at the above-referenced number if you have any questions regarding the attached.

                                                   Sincerely,

                                                   /s/ Mark F. Samra
                                                   ---------------------
                                                        Mark F. Samra

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